Related Party Transactions	9 Months Ended
Jan. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
11.
RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including executive officers. During the three and nine months ended January 31, 2025 and 2024, the compensation for key management is as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
Salaries and other short-term benefits	1,107	238	2,638	1,811
Severance (included in salaries)	—	—	—	60
Share-based payments	62	(258)	341	862
Director compensation (included in salaries)	56	85	224	256
	1,225	65	3,203	2,989

At January 31, 2025, included in accounts payable and accrued liabilities is $1.9 million (April 30, 2024 - $1.2 million) due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.